ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of Accrued Expenses and Other Current Liabilities

The following table summarizes the Company’s components of accrued expenses and other current liabilities (in thousands):

	September 30, 2020	December 31, 2019
Warranty reserve	$1,734	$1,491
Compensation and benefits related	657	897
Professional services	2,043	780
Inventory purchases	86	620
Accrued sales and use tax	470	578
Transaction costs payable	577	—
Other	488	687
	$6,055	$5,053

The following table summarizes the Company’s components of accrued expenses and other current liabilities (in thousands):

	Years Ended December 31,
	2019	2018
Warranty reserve	$1,491	$116
Compensation and benefits related	897	278
Professional services	780	517
Inventory purchases	620	381
Accrued sales and use tax	578	4
Other	687	510
	$5,053	$1,806